Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

7. Cash and cash equivalents

As at December 31	2023	2022
Bank balances	$17,340	$34,748
Short-term deposits	39	36,350
Total cash and cash equivalents	$17,379	$71,098

Cash and cash equivalents include cash and money market investments with original maturities of less than 90 days.